Share-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan
The details of share options for the year ended March 31, 2019 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2018	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year	Options expired during the year	Options outstanding March 31, 2019	Options exercisable March 31, 2019
2016-17	December 15, 2019-June 14, 2020	7,098,602	—	—	590,376	—	—	6,508,226	—
2017-18	September 1, 2020 - February 28, 2021	9,617,340	—	—	1,342,947	—	—	8,274,393	—
2017-18	October 16, 2020 - April 15, 2021	11,570	—	—	444	—	—	11,126	—
2017-18	November 1, 2020 - April 30, 2021	28,740	—	—	1,102	—	—	27,638	—
2018-19	November 1, 2021 - April 30, 2022	—	13,793,980	—	227,780	—	—	13,566,200	—
2018-19	Cash settled	—	1,076,120	—	28,460	—	—	1,047,660	—

		16,756,252	14,870,100	—	2,191,109	—	—	29,435,243	—

The details of share options for the year ended March 31, 2020 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2019	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2020	Options exercisable March 31, 2020
2016-17	December 15, 2019-June 14, 2020	6,508,226	—	—	4,819,269	620,441	—	1,068,516	1,068,516
2017-18	September 1, 2020-February 28, 2021	8,274,393	—	—	1,246,468	—	—	7,027,925	—
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	—	—	—	11,126	—
2017-18	November 1, 2020-April 30, 2021	27,638	—	—	27,638	—	—	—	—
2018-19	November 1, 2021-April 30, 2022	13,566,200	—	—	2,146,154	—	—	11,420,046	—
2018-19	Cash settled	1,047,660	—	211,170	189,674	—	—	1,069,156	—
2019-20	November 29, 2022-May 28, 2023	—	16,713,640	—	832,310	—	—	15,881,330	—
2019-20	Cash settled	—	2,037,690	—	140,990	—	—	1,896,700	—

		29,435,243	18,751,330	211,170	9,402,503	620,441	—	38,374,799	1,068,516

*	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.

Schedule of Exercise Price Range for Employee Stock Option Plans

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2019 are:
CIESOP Plan	200.05-291.25	2.24	279.2
The details of exercise price for stock options outstanding as at March 31, 2020 are:
CIESOP Plan	286.85-291.25	1.46	288.2

Vedanta Limited Employee Stock Option Scheme 2016 [member]
Statement [LineItems]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted
The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2019 and March 31, 2020 are set out below:

Particulars	Year ended March 31, 2019	Year ended March 31, 2020

	ESOS November 2018	ESOS 2019
Number of Options	1,076,120 (cash settled) / 13,793,980 (equity settled)	2,037,690 (cash settled) / 16,713,640 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 195.00	₹ 144.60
Contractual Life	3 years	3 years
Expected Volatility	44.3%	36.64%
Expected option life	3 years	3 years
Expected dividends	6.50%	7.96%
Risk free interest rate	7.70%	5.68%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Non-market performance based and market performance based)	₹ 159.9/ ₹ 96.3	₹ 102.30/ ₹ 72.12

CIESOP [member]
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan
Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2019		Year ended March 31, 2020
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	7,130,625	275.5	6,477,059	279.2
Granted during the year	Nil	NA	Nil	NA
Expired during the year	(90,896)	187.0	(658,663)	200.1
Exercised during the year	(235,169)	189.0	Nil	NA
Forfeited / cancelled during the year	(327,501)	287.2	(476,656)	288

Outstanding at the end of the year	6,477,059	279.2	5,341,740	288.2

Exercisable at the end of the year	6,477,059	279.2	5,341,740	288.2